Identification and activities of the Company and Subsidiaries - Main Shareholders of the Company (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
The Bank of New York Mellon, ADRs
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	22.60%	23.67%
Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	21.90%	21.90%
Sociedad de Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	15.66%	15.75%
Potasios de Chile S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	6.36%	6.36%
Banco de Chile via State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	3.87%	3.22%
AFP Habitat S.A. for Pension Fund C
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	3.33%	1.02%
Inversiones Global Mining (Chile) Limitada
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	3.08%	3.08%
Banco Santander via foreign investor accounts
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	3.06%	3.10%
AFP Cuprum S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.29%
Banco de Chile non-resident third party accounts
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.19%	2.78%
AF Capital S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	1.98%
AFP Provida S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	1.84%
Inversiones la Esperanza de Chile Limitada
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage		1.49%
Larrain Vial S.A. Corredora de Bolsa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage		1.32%
Bolsa De Comercio De Santiago Bolsa De Valores
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage		1.70%
Series A stock | The Bank of New York Mellon, ADRs
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A stock | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	62,556,568	62,556,568
Number of shares outstanding, ownership percentage	43.80%	43.80%
Series A stock | Sociedad de Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	43,133,789	44,989,231
Number of shares outstanding, ownership percentage	30.20%	31.50%
Series A stock | Potasios de Chile S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	18,179,147	18,179,147
Number of shares outstanding, ownership percentage	12.73%	12.73%
Series A stock | Banco de Chile via State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	79,265	23,428
Number of shares outstanding, ownership percentage	0.06%	0.02%
Series A stock | AFP Habitat S.A. for Pension Fund C
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A stock | Inversiones Global Mining (Chile) Limitada
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	8,798,539	8,798,539
Number of shares outstanding, ownership percentage	6.16%	6.16%
Series A stock | Banco Santander via foreign investor accounts
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	545,729	0
Number of shares outstanding, ownership percentage	0.38%	0.00%
Series A stock | AFP Cuprum S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0
Number of shares outstanding, ownership percentage	0.00%
Series A stock | Banco de Chile non-resident third party accounts
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	62,829	445
Number of shares outstanding, ownership percentage	0.04%	0.00%
Series A stock | AF Capital S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0
Number of shares outstanding, ownership percentage	0.00%
Series A stock | AFP Provida S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0
Number of shares outstanding, ownership percentage	0.00%
Series A stock | Inversiones la Esperanza de Chile Limitada
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		4,246,226
Number of shares outstanding, ownership percentage		2.97%
Series A stock | Larrain Vial S.A. Corredora de Bolsa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		125,726
Number of shares outstanding, ownership percentage		0.09%
Series A stock | Bolsa De Comercio De Santiago Bolsa De Valores
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		67,463
Number of shares outstanding, ownership percentage		0.05%
Series B stock | The Bank of New York Mellon, ADRs
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	64,555,045	67,603,420
Number of shares outstanding, ownership percentage	45.20%	47.34%
Series B stock | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series B stock | Sociedad de Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	1,611,227	0
Number of shares outstanding, ownership percentage	1.13%	0.00%
Series B stock | Potasios de Chile S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series B stock | Banco de Chile via State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	10,979,388	9,178,379
Number of shares outstanding, ownership percentage	7.69%	6.43%
Series B stock | AFP Habitat S.A. for Pension Fund C
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	9,504,885	2,914,292
Number of shares outstanding, ownership percentage	6.66%	2.04%
Series B stock | Inversiones Global Mining (Chile) Limitada
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series B stock | Banco Santander via foreign investor accounts
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	8,181,775	8,856,091
Number of shares outstanding, ownership percentage	5.73%	6.20%
Series B stock | AFP Cuprum S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	6,535,039
Number of shares outstanding, ownership percentage	4.58%
Series B stock | Banco de Chile non-resident third party accounts
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	6,181,476	7,939,865
Number of shares outstanding, ownership percentage	4.33%	5.56%
Series B stock | AF Capital S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	5,652,982
Number of shares outstanding, ownership percentage	3.96%
Series B stock | AFP Provida S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	5,263,361
Number of shares outstanding, ownership percentage	3.69%
Series B stock | Inversiones la Esperanza de Chile Limitada
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		0
Number of shares outstanding, ownership percentage		0.00%
Series B stock | Larrain Vial S.A. Corredora de Bolsa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		3,653,614
Number of shares outstanding, ownership percentage		2.56%
Series B stock | Bolsa De Comercio De Santiago Bolsa De Valores
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		4,795,310
Number of shares outstanding, ownership percentage		3.36%